Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Common Share [Abstract]
Basic and Diluted Earnings per Common Share	The components of the calculation of basic and diluted earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Net income and comprehensive income (1)	$433,783	$6,099,699
Dividend on Series A Preferred Shares	(106,944)	(250,000)
Net income attributable to common shareholders, basic	$326,839	$5,849,699
Dividend on Series A Preferred Shares	106,944	250,000
Net income attributable to common shareholders, diluted	$433,783	$6,099,699

Weighted average number of common shares outstanding, basic	34,710	415,863
Effect of dilutive shares	181,831	1,459,232
Weighted average number of common shares outstanding, diluted	216,541	1,875,095
Earnings per common share, basic	$9.42	$14.07
Earnings per common share, diluted	$2.00	$3.25

(1)	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.